Average Annual Total Returns	Calvert International Responsible Index Fund MSCI World ex USA Index One Year	Calvert International Responsible Index Fund MSCI World ex USA Index Five Years	Calvert International Responsible Index Fund MSCI World ex USA Index Life of Fund	Calvert International Responsible Index Fund Calvert International Responsible Index One Year	Calvert International Responsible Index Fund Calvert International Responsible Index Five Years	Calvert International Responsible Index Fund Calvert International Responsible Index Life of Fund	Calvert International Responsible Index Fund Class A One Year	Calvert International Responsible Index Fund Class A Five Years	Calvert International Responsible Index Fund Class A Life of Fund	Calvert International Responsible Index Fund Class A Inception Date	Calvert International Responsible Index Fund Class A After Taxes on Distributions One Year	Calvert International Responsible Index Fund Class A After Taxes on Distributions Five Years	Calvert International Responsible Index Fund Class A After Taxes on Distributions Life of Fund	Calvert International Responsible Index Fund Class A After Taxes on Distributions and Sales One Year	Calvert International Responsible Index Fund Class A After Taxes on Distributions and Sales Five Years	Calvert International Responsible Index Fund Class A After Taxes on Distributions and Sales Life of Fund	Calvert International Responsible Index Fund Class I One Year	Calvert International Responsible Index Fund Class I Five Years	Calvert International Responsible Index Fund Class I Life of Fund	Calvert International Responsible Index Fund Class I Inception Date	Calvert International Responsible Index Fund Class R6 One Year	Calvert International Responsible Index Fund Class R6 Five Years	Calvert International Responsible Index Fund Class R6 Life of Fund	Calvert International Responsible Index Fund Class R6 Inception Date	Calvert US Large-Cap Core Responsible Index Fund Russell 1000 Index One Year	Calvert US Large-Cap Core Responsible Index Fund Russell 1000 Index Five Years	Calvert US Large-Cap Core Responsible Index Fund Russell 1000 Index Ten Years	Calvert US Large-Cap Core Responsible Index Fund Calvert US Large-Cap Core Responsible Index One Year	Calvert US Large-Cap Core Responsible Index Fund Calvert US Large-Cap Core Responsible Index Five Years	Calvert US Large-Cap Core Responsible Index Fund Calvert US Large-Cap Core Responsible Index Ten Years	Calvert US Large-Cap Core Responsible Index Fund Class A One Year	Calvert US Large-Cap Core Responsible Index Fund Class A Five Years	Calvert US Large-Cap Core Responsible Index Fund Class A Ten Years	Calvert US Large-Cap Core Responsible Index Fund Class A After Taxes on Distributions One Year	Calvert US Large-Cap Core Responsible Index Fund Class A After Taxes on Distributions Five Years	Calvert US Large-Cap Core Responsible Index Fund Class A After Taxes on Distributions Ten Years	Calvert US Large-Cap Core Responsible Index Fund Class A After Taxes on Distributions and Sales One Year	Calvert US Large-Cap Core Responsible Index Fund Class A After Taxes on Distributions and Sales Five Years	Calvert US Large-Cap Core Responsible Index Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert US Large-Cap Core Responsible Index Fund Class C One Year	Calvert US Large-Cap Core Responsible Index Fund Class C Five Years	Calvert US Large-Cap Core Responsible Index Fund Class C Ten Years	Calvert US Large-Cap Core Responsible Index Fund Class I One Year	Calvert US Large-Cap Core Responsible Index Fund Class I Five Years	Calvert US Large-Cap Core Responsible Index Fund Class I Ten Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 One Year	Calvert US Large-Cap Core Responsible Index Fund Class R6 Five Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 Ten Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 Inception Date	Calvert US Large-Cap Growth Responsible Index Fund Russell 1000 Growth Index One Year	Calvert US Large-Cap Growth Responsible Index Fund Russell 1000 Growth Index Five Years	Calvert US Large-Cap Growth Responsible Index Fund Russell 1000 Growth Index Life of Fund	Calvert US Large-Cap Growth Responsible Index Fund Calvert US Large-Cap Growth Responsible Index One Year	Calvert US Large-Cap Growth Responsible Index Fund Calvert US Large-Cap Growth Responsible Index Five Years	Calvert US Large-Cap Growth Responsible Index Fund Calvert US Large-Cap Growth Responsible Index Life of Fund	Calvert US Large-Cap Growth Responsible Index Fund Class A One Year	Calvert US Large-Cap Growth Responsible Index Fund Class A Five Years	Calvert US Large-Cap Growth Responsible Index Fund Class A Life of Fund	Calvert US Large-Cap Growth Responsible Index Fund Class A Inception Date	Calvert US Large-Cap Growth Responsible Index Fund Class A After Taxes on Distributions One Year	Calvert US Large-Cap Growth Responsible Index Fund Class A After Taxes on Distributions Five Years	Calvert US Large-Cap Growth Responsible Index Fund Class A After Taxes on Distributions Life of Fund	Calvert US Large-Cap Growth Responsible Index Fund Class A After Taxes on Distributions and Sales One Year	Calvert US Large-Cap Growth Responsible Index Fund Class A After Taxes on Distributions and Sales Five Years	Calvert US Large-Cap Growth Responsible Index Fund Class A After Taxes on Distributions and Sales Life of Fund	Calvert US Large-Cap Growth Responsible Index Fund Class I One Year	Calvert US Large-Cap Growth Responsible Index Fund Class I Five Years	Calvert US Large-Cap Growth Responsible Index Fund Class I Life of Fund	Calvert US Large-Cap Growth Responsible Index Fund Class R6 One Year	Calvert US Large-Cap Growth Responsible Index Fund Class R6 Five Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 Life of Fund	Calvert US Large-Cap Growth Responsible Index Fund Class R6 Inception Date	Calvert US Large-Cap Value Responsible Index Fund Russell 1000 Value Index One Year	Calvert US Large-Cap Value Responsible Index Fund Russell 1000 Value Index Five Years	Calvert US Large-Cap Value Responsible Index Fund Russell 1000 Value Index Life of Fund	Calvert US Large-Cap Value Responsible Index Fund Calvert US Large-Cap Value Responsible Index One Year	Calvert US Large-Cap Value Responsible Index Fund Calvert US Large-Cap Value Responsible Index Five Years	Calvert US Large-Cap Value Responsible Index Fund Calvert US Large-Cap Value Responsible Index Life of Fund	Calvert US Large-Cap Value Responsible Index Fund Class A One Year	Calvert US Large-Cap Value Responsible Index Fund Class A Five Years	Calvert US Large-Cap Value Responsible Index Fund Class A Life of Fund	Calvert US Large-Cap Value Responsible Index Fund Class A Inception Date	Calvert US Large-Cap Value Responsible Index Fund Class A After Taxes on Distributions One Year	Calvert US Large-Cap Value Responsible Index Fund Class A After Taxes on Distributions Five Years	Calvert US Large-Cap Value Responsible Index Fund Class A After Taxes on Distributions Life of Fund	Calvert US Large-Cap Value Responsible Index Fund Class A After Taxes on Distributions and Sales One Year	Calvert US Large-Cap Value Responsible Index Fund Class A After Taxes on Distributions and Sales Five Years	Calvert US Large-Cap Value Responsible Index Fund Class A After Taxes on Distributions and Sales Life of Fund	Calvert US Large-Cap Value Responsible Index Fund Class I One Year	Calvert US Large-Cap Value Responsible Index Fund Class I Five Years	Calvert US Large-Cap Value Responsible Index Fund Class I Life of Fund	Calvert US Large-Cap Value Responsible Index Fund Class R6 One Year	Calvert US Large-Cap Value Responsible Index Fund Class R6 Five Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 Life of Fund	Calvert US Large-Cap Value Responsible Index Fund Class R6 Inception Date	Calvert US Mid-Cap Core Responsible Index Fund Russell Midcap Index One Year	Calvert US Mid-Cap Core Responsible Index Fund Russell Midcap Index Five Years	Calvert US Mid-Cap Core Responsible Index Fund Russell Midcap Index Life of Fund	Calvert US Mid-Cap Core Responsible Index Fund Calvert US Mid-Cap Core Responsible Index One Year	Calvert US Mid-Cap Core Responsible Index Fund Calvert US Mid-Cap Core Responsible Index Five Years	Calvert US Mid-Cap Core Responsible Index Fund Calvert US Mid-Cap Core Responsible Index Life of Fund	Calvert US Mid-Cap Core Responsible Index Fund Class A One Year	Calvert US Mid-Cap Core Responsible Index Fund Class A Five Years	Calvert US Mid-Cap Core Responsible Index Fund Class A Life of Fund	Calvert US Mid-Cap Core Responsible Index Fund Class A Inception Date	Calvert US Mid-Cap Core Responsible Index Fund Class A After Taxes on Distributions One Year	Calvert US Mid-Cap Core Responsible Index Fund Class A After Taxes on Distributions Five Years	Calvert US Mid-Cap Core Responsible Index Fund Class A After Taxes on Distributions Life of Fund	Calvert US Mid-Cap Core Responsible Index Fund Class A After Taxes on Distributions and Sales One Year	Calvert US Mid-Cap Core Responsible Index Fund Class A After Taxes on Distributions and Sales Five Years	Calvert US Mid-Cap Core Responsible Index Fund Class A After Taxes on Distributions and Sales Life of Fund	Calvert US Mid-Cap Core Responsible Index Fund Class I One Year	Calvert US Mid-Cap Core Responsible Index Fund Class I Five Years	Calvert US Mid-Cap Core Responsible Index Fund Class I Life of Fund	Calvert US Mid-Cap Core Responsible Index Fund Class R6 One Year	Calvert US Mid-Cap Core Responsible Index Fund Class R6 Five Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 Life of Fund	Calvert US Mid-Cap Core Responsible Index Fund Class R6 Inception Date
Total	17.94%	8.45%	5.83%	20.34%	9.58%	6.48%	13.98%	8.04%	5.50%	Oct. 30, 2015	13.71%	7.84%	5.23%	8.83%	6.51%	4.45%	19.99%	9.37%	6.44%	Oct. 30, 2015	20.00%	9.39%	6.45%	Feb. 01, 2019	26.53%	15.51%	11.80%	27.63%	16.31%	12.38%	20.89%	14.55%	11.15%	20.66%	14.34%	10.56%	12.53%	11.72%	9.05%	25.00%	14.81%	11.02%	27.26%	15.96%	12.06%	27.31%	16.02%	12.08%	Oct. 03, 2017	42.68%	19.49%	15.11%	37.00%	19.13%	14.66%	29.86%	17.34%	13.38%	Jun. 19, 2015	29.75%	17.05%	12.95%	17.75%	14.05%	10.98%	36.66%	18.79%	14.36%	36.72%	18.80%	14.37%	Feb. 01, 2022	11.46%	10.90%	8.08%	10.00%	11.48%	8.24%	4.32%	9.86%	7.05%	Jun. 19, 2015	3.87%	9.27%	6.29%	2.87%	7.78%	5.48%	9.82%	11.21%	7.97%	9.88%	11.23%	7.98%	Feb. 01, 2022	17.23%	12.67%	9.96%	15.41%	13.12%	10.53%	9.51%	11.54%	9.28%	Oct. 30, 2015	9.29%	11.09%	8.73%	5.78%	9.16%	7.39%	15.23%	12.92%	10.25%	15.26%	12.93%	10.26%	Feb. 01, 2022